INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES:
Schedule of domestic and foreign components of pretax income
	2012	2011	2010
Domestic	$64,173	$56,651	$59,308
Foreign	9,991	4,261	13,760
	$74,164	$60,912	$73,068

Schedule of components of provision of income taxes

	2012	2011	2010
Current:
Federal	$24,312	$15,568	$10,251
Foreign	231	559	806
State	1,914	863	1,455
	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
	(4,297)	(16)	7,493
	$22,160	$16,974	$20,005

Schedule of Significant components of net deferred tax liability

	December 31,
	2012	2011
Deferred tax assets:
Accrued customer promotions	$3,971	$1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
	61,403	57,996
Valuation allowance	(2,040)	(2,190)
Total deferred tax assets	$59,363	$55,806
Deferred tax liabilities:
Depreciation	$33,858	$35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable	—	733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	$91,423	$91,034
Net deferred tax liability	$32,060	$35,228

Schedule of reconciliation of statutory and effective income tax rate

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.1	1.2	1.1
Exempt municipal bond interest	(0.5)	(0.5)	(0.4)
Foreign tax rates	(1.6)	(0.4)	(2.0)
Qualified domestic production activities deduction	(3.1)	(2.5)	(2.6)
Tax credits receivable	(0.9)	(0.4)	(0.2)
Adjustment of deferred tax balances	(0.5)	(1.7)	—
Reserve for uncertain tax benefits	(0.3)	(0.6)	(2.3)
Other, net	0.7	(2.2)	(1.2)
Effective income tax rate	29.9%	27.9%	27.4%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2012	2011	2010
Unrecognized tax benefits at January 1	$6,804	$8,138	$14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken	—	—	(5,256)
Reductions in tax positions for effective settlements	—	(986)	(486)
Unrecognized tax benefits at December 31	$6,677	$6,804	$8,138